Business Segment and Geographical Information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	1
Income from operations, excluding restructuring, transaction and integration costs	$ 607,900
Restructuring charges	31,105	$ 18,089	$ 0
Transaction and integration related (Note 6)	198,263	(759)	4,085
Income from operations	378,529	$ 391,500	$ 433,406
PRA Health Sciences, Inc
Segment Reporting Information [Line Items]
Transaction and integration related (Note 6)	198,300
2021 Restructuring Plan
Segment Reporting Information [Line Items]
Restructuring charges	$ 31,100